Offerings - Offering: 1	Jul. 28, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 32,647,887.79
Amount of Registration Fee	$ 4,508.67
Offering Note	(1) Calculated as the aggregate maximum purchase price for shares of beneficial interest. The fee of $4,508.67 was paid in connection with the filing of the Schedule TO-I by HarbourVest Private Investments Fund (File No. 005-95016) on May 15, 2026 (the "Schedule TO"). (2) Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.